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                       JOHN HANCOCK GLOBAL RETAIL FUND

      SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED MARCH 20, 1995


Effective December 11, 1995, the name of the Fund will be changed to John Hancock Global Marketplace Fund.

December 11, 1995

3000S 12/95